CASH	12 Months Ended
Dec. 31, 2017
CASH
CASH

6.      CASH

Cash represents cash on hand and bank deposits. To limit exposure to credit risk relating to bank deposits, the Group primarily places bank deposits with large financial institutions in the PRC with acceptable credit rating. As of December 31, 2016 and 2017, the Group had cash balances at four and five PRC individual financial institutions, respectively, that held cash balances in excess of 10% of the Group’s total cash balances. These bank deposits collectively accounted for approximately 74% and 99% of the Group’s total cash balances as of December 31, 2016 and 2017, respectively.